SCHEDULE OF INVESTMENTS (000)*

December 31, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.7%

Air Canada, Class A1	5,318,700	$95,143

China — 2.1%

Baidu Inc. ADR[1]	406,926	87,994

Beijing Capital International Airport Co. Ltd., Class H	35,252,000	29,420

		117,414

Finland — 0.1%

Wartsila OYJ Abp	718,403	7,190

France — 16.2%

Airbus SE1	990,034	108,586

AXA SA	5,386,390	128,394

BNP Paribas SA1	2,063,634	108,669

Carrefour SA	3,836,402	65,755

Danone SA	1,465,225	96,229

Pernod Ricard S.A.	283,859	54,374

Sanofi-Aventis SA	1,421,866	136,703

TOTAL SE	2,355,497	101,578

Valeo S.A.	1,081,241	42,638

Vinci S.A.	791,447	78,664

		921,590

Germany — 12.1%

BASF SE	2,140,716	169,207

Bayer AG	1,069,994	63,034

Deutsche Post AG	278,931	13,817

Infineon Technologies AG	3,110,584	118,788

RWE AG	1,999,656	84,600

SAP SE	680,501	88,137

Siemens AG	1,025,883	147,774

		685,357

Hong Kong — 1.0%

Sands China Ltd.	12,876,000	56,554

Ireland — 1.8%

Ryanair Holdings PLC ADR[1]	905,612	99,599

Italy — 4.7%

Enel SpA	10,008,944	101,838

UniCredit SpA[1]	17,746,860	166,276

		268,114

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — 9.6%

Fanuc Corp.	492,400	$121,548

Murata Manufacturing Co. Ltd.	1,551,800	140,484

Sompo Holdings Inc.	964,400	39,099

Sumitomo Mitsui Financial Group Inc.	2,724,700	84,461

Takeda Pharmaceutical Co. Ltd.	4,323,200	156,454

		542,046

Mexico — 0.6%

Grupo Financiero Banorte SAB de CV, Class O1	6,622,856	36,493

Netherlands — 5.7%

Akzo Nobel NV	1,176,162	126,241

ArcelorMittal S.A.[1]	1,899,260	43,806

ING Groep NV1	16,636,087	155,291

		325,338

South Korea — 5.9%

Samsung Electronics Co. Ltd.	2,900,795	216,619

SK Hynix Inc.	1,062,544	116,060

		332,679

Spain — 7.4%

Aena SME S.A.[1]	510,597	88,700

Amadeus IT Group S.A.	1,497,267	108,943

Banco Bilbao Vizcaya Argentaria S.A.	25,132,321	123,885

CaixaBank SA	37,464,428	96,159

		417,687

Sweden — 1.1%

Volvo AB, Class B1	2,726,986	64,556

Switzerland — 11.8%

ABB Ltd.	4,661,198	130,743

Cie Financiere Richemont SA, Class A	1,375,315	124,249

Credit Suisse Group AG	133,915	1,729

Novartis AG	1,796,867	169,189

Roche Holding AG	367,394	127,963

Zurich Insurance Group AG	278,437	117,339

		671,212

United Kingdom — 13.2%

Balfour Beatty PLC[1]	7,913,609	29,241

Barclays PLC[1]	52,091,044	104,487

BP PLC	16,031,793	55,861

British American Tobacco PLC	3,251,832	120,422

Compass Group PLC	3,040,717	56,676

International Consolidated Airlines Group S.A.[1]	17,604,227	38,470

Prudential PLC	4,611,747	84,949

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Value Fund	Number of Shares/ Number of Warrants	Value

United Kingdom — (continued)

Rolls-Royce Group PLC[1]	136,824,608	$208,158

WH Smith PLC	2,439,076	50,365

		748,629

Total Common Stock

(Cost $4,496,059) — 95.0%		5,389,601

PREFERRED STOCK

Germany — 4.1%

Volkswagen AG‡	1,253,504	234,258

Total Preferred Stock

(Cost $204,591) — 4.1%		234,258

WARRANT

Cie Financiere Richemont SA, Expires 11/27/2023[1]	2,750,630	714

Total Warrant

(Cost $—) — 0.0%		714

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.030% **	52,873,646	52,874

Total Short-Term Investment

(Cost $52,874) — 1.0%		52,874

Total Investments — 100.1%

(Cost $4,753,524)		5,677,447

Liabilities in Excess of Other Assets — (0.1)%		(5,565)

Net Assets — 100.0%		$5,671,882

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	There is currently no rate available.
1	Non-income producing security.

ADR American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$95,143	$—	$—	$95,143
China	117,414	—	—	117,414
Finland	—	7,190	—	7,190
France	921,590	—	—	921,590

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Germany	$—	$685,357	$—	$685,357
Hong Kong	56,554	—	—	56,554
Ireland	99,599	—	—	99,599
Italy	—	268,114	—	268,114
Japan	—	542,046	—	542,046
Mexico	36,493	—	—	36,493
Netherlands	325,338	—	—	325,338
South Korea	—	332,679	—	332,679
Spain	417,687	—	—	417,687
Sweden	—	64,556	—	64,556
Switzerland	—	671,212	—	671,212
United Kingdom	748,629	—	—	748,629

Total Common Stock	2,818,447	2,571,154	—	5,389,601

Preferred Stock	—	234,258	—	234,258

Warrant	—	714	—	714

Short-Term Investment	52,874	—	—	52,874

Total Investments in Securities	$2,871,321	$2,806,126	$—	$5,677,447

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3300